Note 4 - Shareholder Remuneration System - Shareholder System (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share holder Remuneration System Abstract
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49